UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2013 Fund

(formerly Scudder Target 2013 Fund)

	Shares	Value ($)

Common Stocks 33.0%
Consumer Discretionary 3.2%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,140	133,528
Hotels Restaurants & Leisure 0.4%
McDonald's Corp.	5,200	179,764
Household Durables 0.7%
Black & Decker Corp.	1,800	168,498
Pulte Homes, Inc.	1,970	73,580
Ryland Group, Inc.	1,100	69,421

		311,499
Media 0.3%
News Corp. "A"	4,120	70,699
Omnicom Group, Inc.	290	26,103
Time Warner, Inc.	1,580	27,492

		124,294
Multiline Retail 0.7%
Federated Department Stores, Inc.	1,320	102,762
J.C. Penney Co., Inc.	3,460	226,492

		329,254
Specialty Retail 0.4%
Home Depot, Inc.	2,400	95,832
Staples, Inc.	4,090	108,017

		203,849
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	3,080	101,701
Polo Ralph Lauren Corp.	1,640	99,581

		201,282
Consumer Staples 3.2%
Beverages 1.3%
Coca-Cola Co.	9,810	411,627
PepsiCo, Inc.	3,390	197,434

		609,061
Food Products 0.4%
Kellogg Co.	3,570	165,327
Household Products 1.0%
Procter & Gamble Co.	7,610	442,978
Tobacco 0.5%
Altria Group, Inc.	3,080	225,333
Energy 3.2%
Energy Equipment & Services 0.7%
Cooper Cameron Corp.*	2,400	120,576
Halliburton Co.	1,220	95,343

Schlumberger Ltd.	1,620	112,007

		327,926
Oil, Gas & Consumable Fuels 2.5%
Amerada Hess Corp.	2,070	296,569
ExxonMobil Corp.	7,816	493,033
Occidental Petroleum Corp.	1,440	147,945
Talisman Energy, Inc.	1,370	77,378
Valero Energy Corp.	2,180	141,133

		1,156,058
Financials 7.1%
Banks 1.4%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,290	102,362
Wachovia Corp.	4,510	269,923
Wells Fargo & Co.	4,130	283,690

		655,975
Capital Markets 4.0%
Bank of New York Co., Inc.	8,810	309,671
Lehman Brothers Holdings, Inc.	2,460	371,829
Mellon Financial Corp.	2,900	109,127
Merrill Lynch & Co., Inc.	5,140	391,976
Morgan Stanley	2,510	161,393
The Goldman Sachs Group, Inc.	2,430	389,505
UBS AG (Registered)	870	101,660

		1,835,161
Diversified Financial Services 1.3%
Bank of America Corp.	8,730	435,801
JPMorgan Chase & Co.	3,570	162,007

		597,808
Insurance 0.4%
MetLife, Inc.	3,460	180,266
Health Care 4.1%
Biotechnology 0.3%
Amgen, Inc.*	1,620	109,674
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	7,220	272,194
C.R. Bard, Inc.	2,310	172,003
Hospira, Inc.*	1,990	76,714

		520,911
Health Care Providers & Services 1.2%
Cardinal Health, Inc.	1,820	122,577
UnitedHealth Group, Inc.	6,420	319,331
WellPoint, Inc.*	1,710	121,410

		563,318
Pharmaceuticals 1.5%
Endo Pharmaceuticals Holdings, Inc.*	2,380	74,851
Johnson & Johnson	2,660	155,903
Novartis AG (ADR)	4,140	238,091
Pfizer, Inc.	5,280	133,742
Teva Pharmaceutical Industries Ltd. (ADR)	1,960	79,380

		681,967

Industrials 3.9%
Aerospace & Defense 1.4%
Boeing Co.	2,800	233,660
United Technologies Corp.	6,540	410,778

		644,438
Electrical Equipment 0.6%
Emerson Electric Co.	2,940	249,753
Industrial Conglomerates 1.9%
General Electric Co.	15,720	543,755
Tyco International Ltd.	13,050	343,867

		887,622
Information Technology 5.0%
Communications Equipment 1.3%
Cisco Systems, Inc.*	10,780	225,841
Motorola, Inc.	5,510	117,639
QUALCOMM, Inc.	5,080	260,807

		604,287
Computers & Peripherals 0.5%
Apple Computer, Inc.*	1,130	79,541
International Business Machines Corp.	1,540	126,803

		206,344
Internet Software & Services 0.8%
eBay, Inc.*	6,870	236,397
Google, Inc. "A"*	250	104,485

		340,882
IT Consulting & Services 0.4%
Automatic Data Processing, Inc.	4,130	182,050
Semiconductors & Semiconductor Equipment 0.9%
Applied Materials, Inc.	5,360	96,212
ASML Holding NV (NY Registered Shares)*	6,490	137,264
Marvell Technology Group Ltd.*	3,290	187,826

		421,302
Software 1.1%
Adobe Systems, Inc.*	4,170	163,464
Electronic Arts, Inc.*	1,650	93,720
Microsoft Corp.	10,810	261,061

		518,245
Materials 1.1%
Chemicals 0.8%
Dow Chemical Co.	5,000	203,050
PPG Industries, Inc.	2,590	173,841

		376,891
Metals & Mining 0.3%
Companhia Vale do Rio Doce (ADR)	2,330	120,041
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	5,190	136,030
Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.	14,570	361,336
Utilities 1.1%
Electric Utilities 0.6%
Allegheny Energy, Inc.*	3,460	123,280

Exelon Corp.			2,440	131,760

				255,040
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group			2,190	120,275
TXU Corp.			2,500	124,075

				244,350

Total Common Stocks (Cost $12,824,041)				15,103,844
			Principal Amount ($)	Value ($)

US Treasury Obligations 67.8%
US Treasury STRIPS 5.055%**, 2/15/2013 (Cost $32,399,194)			43,537,000	31,011,754
			Contracts	Value ($)

Callable Options Purchased 0.0%
Amerada Hess Corp (Cost $663)			14	770
			Shares	Value ($)

Cash Equivalents 0.2%
Cash Management QP Trust, 4.78% (a) (Cost $108,188)			108,188	108,188
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 45,332,086)			101.0	46,224,556
Other Assets and Liabilities, Net			(1.0)	(470,958)

Net Assets			100.0	45,753,598

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity: not a coupon rate.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	14	5/20/2006	160.0	(770)
Total outstanding written options (premiums received $8,921)				(770)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006